UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

Prime Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 0.04%
Federal Home Loan Mortgage Corp.
0.370%, due 02/14/17[1] (cost — $999,867)	1,000,000	999,856

Time deposit — 0.44%
Banking-non-US — 0.44%
Credit Agricole Corporate & Investment Bank
0.560%, due 02/01/17 (cost — $12,000,000)	12,000,000	12,000,000

Certificates of deposit — 21.88%
Banking-non-US — 20.05%
Bank of Montreal
1.080%, due 04/04/17	25,000,000	25,015,435
1.120%, due 05/03/17	25,000,000	25,009,952
1.235%, due 02/13/17[2]	25,000,000	25,004,166
Bank of Nova Scotia
1.211%, due 02/16/17[2]	20,000,000	20,012,694
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.940%, due 04/03/17	20,000,000	20,003,384
Canadian Imperial Bank of Commerce
1.223%, due 02/09/17[2]	25,000,000	25,001,672
Commonwealth Bank of Australia
1.116%, due 02/06/17[2]	25,000,000	24,992,320
DnB NOR Bank ASA
1.021%, due 02/16/17[2]	22,000,000	22,006,436
1.113%, due 02/13/17[2]	25,000,000	25,000,258
KBC Bank N.V.
0.690%, due 02/01/17	24,000,000	23,999,959
Rabobank Nederland NV
1.136%, due 02/10/17[2]	25,000,000	25,000,946
1.171%, due 02/21/17[2]	20,000,000	20,001,554
Skandinaviska Enskilda Banken AB
1.193%, due 02/06/17[2]	25,000,000	24,997,606
Societe Generale
0.680%, due 02/01/17	55,000,000	55,000,206
Sumitomo Mitsui Banking Corp.
1.000%, due 04/18/17	35,000,000	35,003,102
1.100%, due 04/18/17	20,000,000	20,006,045
Svenska Handelsbanken AB
1.146%, due 02/07/17[2]	25,000,000	25,006,175
1.146%, due 02/15/17[2]	20,000,000	20,011,874
1.210%, due 07/26/17	10,000,000	9,998,143
Swedbank AB
1.116%, due 02/22/17[2]	11,000,000	11,002,430

Prime Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Toronto Dominion Bank Ltd.
1.000%, due 03/21/17	25,000,000	25,007,986
1.080%, due 03/21/17	15,000,000	15,006,423
1.342%, due 04/13/17[2]	25,000,000	25,009,483

		547,098,249

Banking-US — 1.83%
Branch Banking & Trust Co.
0.760%, due 03/13/17	25,000,000	25,002,183
Wells Fargo Bank N.A.
1.507%, due 04/27/17	25,000,000	25,039,755

		50,041,938

Total certificates of deposit (cost — $597,028,282)		597,140,187

Commercial paper[1] — 38.26%
Asset backed-miscellaneous — 15.93%
Fairway Finance Co. LLC
0.950%, due 03/16/17	25,000,000	24,974,120
1.115%, due 02/13/17[2]	25,000,000	25,008,204
Gotham Funding Corp.
0.830%, due 02/06/17	10,000,000	9,998,843
1.020%, due 04/26/17	20,000,000	19,951,597
1.080%, due 03/13/17	25,000,000	24,976,169
Liberty Street Funding LLC
1.020%, due 03/13/17	30,000,000	29,971,402
1.150%, due 05/17/17	25,000,000	24,918,807
Manhattan Asset Funding Co. LLC
1.030%, due 04/12/17	25,000,000	24,952,913
Old Line Funding LLC
1.056%, due 02/27/17[2]	20,000,000	20,006,535
1.077%, due 02/13/17[2]	25,000,000	25,009,071
1.080%, due 04/12/17	32,000,000	31,941,622
1.150%, due 06/09/17	7,000,000	6,970,778
Starbird Funding Corp.
0.910%, due 02/01/17	20,000,000	19,999,588
0.950%, due 02/21/17	20,000,000	19,990,083
Thunder Bay Funding LLC
1.083%, due 02/10/17[2]	27,000,000	26,999,496
Versailles Commercial Paper LLC
0.850%, due 02/01/17	14,000,000	13,999,645
1.021%, due 02/01/17[2]	40,000,000	40,000,000

Prime Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
Victory Receivables Corp.
0.700%, due 02/01/17	45,000,000	44,998,923

		434,667,796

Banking-non-US — 18.86%
Australia & New Zealand Banking Group Ltd.
1.112%, due 02/03/17[2]	23,000,000	22,997,741
Bank of Nova Scotia
1.322%, due 02/13/17[2]	25,000,000	25,028,373
Barclays Bank PLC [3]
1.050%, due 02/21/17	26,000,000	26,005,575
Canadian Imperial Bank of Commerce
1.220%, due 07/24/17	25,000,000	24,852,583
Commonwealth Bank of Australia
1.016%, due 03/16/17	25,000,000	24,980,017
1.288%, due 02/17/17[2]	20,000,000	20,000,931
DBS Bank Ltd.
1.017%, due 03/17/17	20,000,000	19,982,125
DnB NOR Bank ASA
1.200%, due 07/26/17	25,000,000	24,860,300
Erste Abwicklungsanstalt
1.117%, due 02/16/17[2]	20,000,000	20,007,847
Mizuho Bank Ltd.
1.100%, due 05/04/17	47,500,000	47,369,316
National Australia Bank Ltd.
1.191%, due 02/16/17[2]	20,500,000	20,509,742
Nordea Bank AB
0.780%, due 03/03/17	8,000,000	7,995,240
NRW Bank
0.985%, due 04/28/17	10,000,000	9,976,099
1.040%, due 04/13/17	24,000,000	23,956,272
1.055%, due 04/18/17	20,000,000	19,959,917
Oversea-Chinese Banking Corp. Ltd.
0.890%, due 02/16/17	15,000,000	14,995,280
1.050%, due 04/06/17	16,000,000	15,976,889
1.102%, due 03/06/17[2]	20,000,000	20,007,082
1.195%, due 04/11/17[2]	20,000,000	20,003,873
Skandinaviska Enskilda Banken AB
1.160%, due 07/26/17	25,500,000	25,357,631
Sumitomo Mitsui Banking Corp.
0.870%, due 02/01/17	15,000,000	14,999,702
United Overseas Bank Ltd.
1.017%, due 03/20/17	20,000,000	19,980,800
1.230%, due 07/17/17	25,000,000	24,867,328

Prime Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — (concluded)
Westpac Banking Corp.
1.273%, due 02/06/17[2]	20,000,000	20,002,349

		514,673,012

Banking-US — 1.64%
Bedford Row Funding Corp.
1.230%, due 07/26/17	25,000,000	24,828,889
1.299%, due 04/12/17[2]	20,000,000	20,012,665

		44,841,554

Energy-integrated — 1.83%
Sinopec Century Bright Capital Investment Ltd.
0.900%, due 02/02/17	50,000,000	49,998,150

Total commercial paper (cost — $1,044,043,353)		1,044,180,512

Municipal bonds and notes — 3.40%
Colorado — 1.71%
Denver City & County Certificates of Participation Refunding, Series A2,
0.610%, due 02/01/17[2]	46,765,000	46,765,000

Massachusetts — 1.69%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R,
0.620%, due 02/01/17[2]	46,100,000	46,100,000

Total municipal bonds and notes (cost — $92,865,000)		92,865,000

Repurchase agreements — 36.85%
Repurchase agreement dated 01/31/17 with BNP Paribas Securities Corp., 0.930% due 02/01/17, collateralized by $86,724,710 various asset-backed convertible bonds, 1.061% to 11.250% due 03/15/18 to 05/25/35; (value — $86,400,617); proceeds: $80,002,067	80,000,000	80,000,000
Repurchase agreement dated 01/31/17 with BNP Paribas Securities Corp., 1.280% due 05/01/17, collateralized by $22,967,968 various asset-backed convertible bonds, 0.822% to 8.875% due 11/15/18 to 01/15/68; (value — $21,575,476); proceeds: $20,064,000[3]	20,000,000	20,000,000

Prime Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/17 with Federal Reserve Bank of New York, 0.500% due 02/01/17, collateralized by $548,755,000 US Treasury Bond, 4.375% due 11/15/39; (value — $680,009,480); proceeds: $680,009,444	680,000,000	680,000,000
Repurchase agreement dated 01/27/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.530% due 02/03/17, collateralized by $144,153,131 Government National Mortgage Association obligation, 4.000% due 01/20/47; (value — $153,000,001); proceeds: $150,015,458	150,000,000	150,000,000
Repurchase agreement dated 12/13/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.160% due 03/07/17, collateralized by $1,918,200 US Treasury Note, 1.250% due 10/31/21, and $551,194,528 various asset-backed convertible bonds, 0.000% to 9.875% due 02/06/17 to 06/20/47; (value — $78,808,236); proceeds: $75,217,500[3,4]	75,000,000	75,000,000
Repurchase agreement dated 01/31/17 with State Street Bank and Trust Co., 0.010% due 02/01/17, collateralized by $373,109 US Treasury Bond, 8.000% due 11/15/21; and $262,649 US Treasury Note, 1.000%, 05/15/18; (value — $746,200); proceeds: $731,000	731,000	731,000

Total repurchase agreements (cost — $1,005,731,000)		1,005,731,000

Total investments (cost — $2,752,667,502 which approximates cost for federal income tax purposes) — 100.87%		2,752,916,555
Liabilities in excess of other assets — (0.87)%		(23,871,165)

Net assets — 100.00%		$2,729,045,390

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$290,975
Gross unrealized depreciation		(41,922)

Net unrealized appreciation		$249,053

Prime Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	999,856	—	999,856
Time deposit	—	12,000,000	—	12,000,000
Certificates of deposit	—	597,140,187	—	597,140,187
Commercial paper	—	1,044,180,512	—	1,044,180,512
Municipal bonds and notes	—	92,865,000	—	92,865,000
Repurchase agreements	—	1,005,731,000	—	1,005,731,000
Total	—	2,752,916,555	—	2,752,916,555

At January 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 29 days.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Illiquid investment at the period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2017.

Government Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 65.00%
Federal Farm Credit Bank
0.743%, due 02/26/17[1]	40,000,000	40,000,000
0.757%, due 02/20/17[1]	23,000,000	22,998,510
0.761%, due 02/21/17[1]	40,000,000	40,014,923
0.796%, due 02/06/17[1]	100,000,000	99,996,686
0.813%, due 02/11/17[1]	133,000,000	133,047,975
0.818%, due 02/05/17[1]	100,000,000	99,999,659
0.821%, due 02/08/17[1]	128,700,000	128,630,469
0.846%, due 02/28/17[1]	40,000,000	39,998,514
0.861%, due 02/25/17[1]	100,000,000	99,974,040
0.863%, due 02/05/17[1]	95,000,000	95,000,962
0.866%, due 02/28/17[1]	122,000,000	122,000,000
0.906%, due 02/06/17[1]	118,500,000	118,488,177
1.001%, due 04/23/17[1]	100,000,000	100,016,843
Federal Home Loan Bank
0.384%, due 02/01/17[2]	90,000,000	90,000,000
0.390%, due 02/01/17[2]	88,000,000	88,000,000
0.400%, due 02/15/17[2]	82,500,000	82,487,167
0.414%, due 02/01/17[1]	150,000,000	149,991,352
0.450%, due 02/10/17[2]	131,000,000	130,985,262
0.457%, due 02/01/17[2]	100,000,000	100,000,000
0.460%, due 02/01/17[2]	180,000,000	180,000,000
0.460%, due 02/13/17[2]	50,000,000	49,992,333
0.461%, due 02/01/17[1]	125,000,000	124,993,140
0.467%, due 03/31/17[2]	160,000,000	159,879,618
0.472%, due 02/15/17[2]	164,475,000	164,445,257
0.478%, due 02/15/17[2]	100,000,000	99,981,411
0.479%, due 02/22/17[2]	50,000,000	49,986,029
0.480%, due 02/10/17[2]	183,000,000	182,978,040
0.484%, due 03/01/17[2]	100,000,000	99,962,356
0.489%, due 04/07/17[2]	100,000,000	99,911,708
0.498%, due 02/17/17[2]	190,000,000	189,957,947
0.499%, due 04/05/17[2]	161,000,000	160,859,407
0.510%, due 02/14/17[2]	200,181,000	200,144,133
0.515%, due 02/28/17[2]	100,000,000	99,961,375
0.524%, due 03/08/17[2]	155,000,000	154,921,036
0.527%, due 03/03/17[2]	178,000,000	177,923,015
0.527%, due 03/01/17[2]	179,000,000	178,926,630
0.530%, due 02/15/17[2]	198,000,000	197,959,190
0.530%, due 02/27/17[2]	30,000,000	29,988,517
0.530%, due 03/15/17[2]	100,000,000	99,938,167
0.530%, due 04/03/17[2]	34,000,000	33,969,466
0.535%, due 03/10/17[2]	96,000,000	95,947,213
0.538%, due 02/15/17[2]	200,000,000	199,958,778
0.545%, due 03/23/17[2]	100,000,000	99,924,306
0.545%, due 03/24/17[2]	186,000,000	185,856,393
0.545%, due 04/26/17[2]	69,000,000	68,912,255
0.548%, due 04/05/17[2]	198,000,000	197,810,118
0.550%, due 03/24/17[2]	15,000,000	14,988,313
0.550%, due 06/27/17[2]	50,000,000	49,888,472
0.560%, due 03/15/17[2]	69,500,000	69,454,593
0.560%, due 03/29/17[2]	175,000,000	174,847,556
0.560%, due 05/30/17[2]	200,000,000	199,632,889

Government Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (continued)
Federal Home Loan Bank — (concluded)
0.570%, due 04/20/17[2]	57,000,000	56,929,605
0.574%, due 04/21/17[1]	180,000,000	179,998,572
0.575%, due 03/16/17[2]	85,000,000	84,941,622
0.575%, due 04/10/17[2]	50,000,000	49,945,694
0.578%, due 04/24/17[1]	160,000,000	159,995,861
0.596%, due 02/17/17[1]	188,000,000	188,000,000
0.612%, due 02/16/17[1]	259,000,000	259,028,007
0.618%, due 07/19/17[2]	109,000,000	108,685,644
0.630%, due 05/23/17[2]	88,000,000	87,829,060
0.630%, due 07/28/17[2]	110,000,000	109,659,275
0.635%, due 05/19/17[2]	188,000,000	187,645,176
0.635%, due 07/25/17[2]	100,000,000	99,693,083
0.638%, due 07/28/17[2]	45,000,000	44,858,842
0.640%, due 08/01/17[2]	112,300,000	111,938,644
0.650%, due 06/23/17[2]	46,000,000	45,882,061
0.650%, due 08/01/17[2]	187,000,000	186,388,874
0.652%, due 02/14/17[1]	189,000,000	189,000,000
0.652%, due 02/15/17[1]	250,000,000	250,014,626
0.727%, due 04/17/17[1]	75,000,000	75,000,000
0.733%, due 04/12/17[1]	75,000,000	75,000,000
0.738%, due 02/18/17[1]	149,000,000	149,000,000
0.750%, due 10/18/17[2]	70,000,000	69,622,292
0.755%, due 02/12/17[1]	150,000,000	149,981,311
0.759%, due 04/16/17[1]	140,000,000	140,000,000
0.765%, due 04/20/17[1]	90,000,000	90,000,000
0.771%, due 02/05/17[1]	50,000,000	50,000,000
0.779%, due 03/05/17[1]	99,000,000	99,002,160
0.786%, due 02/28/17[1]	44,750,000	44,745,067
0.821%, due 02/03/17[1]	50,000,000	50,000,000
0.821%, due 02/06/17[1]	50,000,000	50,000,000
0.826%, due 02/22/17[1]	54,500,000	54,498,927
0.828%, due 02/10/17[1]	60,000,000	59,986,040
0.846%, due 02/02/17[1]	69,050,000	69,048,559
0.868%, due 03/23/17[1]	150,000,000	149,997,481
0.951%, due 03/08/17[1]	50,000,000	50,147,648
0.957%, due 04/27/17[1]	14,000,000	14,019,197
0.957%, due 04/27/17[1]	27,000,000	27,037,023
0.968%, due 03/30/17[1]	100,000,000	100,000,000
0.973%, due 04/01/17[1]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.490%, due 05/15/17[2]	222,000,000	221,688,768
0.838%, due 02/05/17[1]	150,000,000	150,000,000
0.979%, due 04/08/17[1]	140,000,000	140,000,000
Federal National Mortgage Association
0.609%, due 06/01/17	97,061,000	96,867,921
0.944%, due 03/21/17[1]	30,000,000	30,093,170
0.985%, due 04/11/17[1]	100,000,000	100,000,000
US Treasury Bill
0.631%, due 05/18/17[2]	98,000,000	97,817,921
US Treasury Notes
0.625%, due 08/31/17	98,000,000	97,899,816
0.750%, due 10/31/17	195,000,000	194,909,616

Government Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (concluded)
US Treasury Notes — (concluded)
0.750%, due 12/31/17	60,000,000	59,934,592
0.875%, due 02/28/17	100,000,000	100,032,609
0.875%, due 05/15/17	98,000,000	98,098,063
0.875%, due 10/15/17	313,000,000	313,301,141
0.875%, due 11/30/17	325,000,000	325,123,779
0.875%, due 01/31/18	103,000,000	103,027,633
1.000%, due 03/31/17	239,000,000	239,185,305
1.000%, due 12/31/17	275,000,000	275,355,682
1.875%, due 08/31/17	48,000,000	48,325,686
3.000%, due 02/28/17	155,000,000	155,299,707

Total US government and agency obligations (cost — $12,790,011,960)		12,790,011,960

Repurchase agreements — 32.09%
Repurchase agreement dated 01/25/17 with Barclays Capital, Inc., 0.520% due 02/01/17, collateralized by $254,915,000 US Treasury Notes, 0.750% to 2.000% due 03/31/18 to 11/30/20; (value — $255,000,007); proceeds: $250,025,278	250,000,000	250,000,000
Repurchase agreement dated 01/26/17 with Barclays Capital, Inc., 0.530% due 02/02/17, collateralized by $70,348 US Treasury Inflation Index Bonds, zero coupon due 04/15/27 to 04/15/28, $277,234,400 US Treasury Notes, 0.750% to 2.375% due 01/31/18 to 08/15/24, $11,000 US Treasury Bond Principal STRIP, zero coupon due 02/15/21 and $131,746,614 US Treasury Bonds STRIPs, zero coupon due 05/15/24 to 11/15/46; (value — $357,000,061); proceeds: $350,036,069	350,000,000	350,000,000
Repurchase agreement dated 01/31/17 with Barclays Capital, Inc., 0.540% due 02/01/17, collateralized by $333,020,100 US Treasury Notes, 1.625% to 2.250% due 11/15/24 to 02/15/26 and $500 US Treasury Notes Principal STRIPs, zero coupon due 02/15/19 to 05/15/20; (value — $316,200,055); proceeds: $310,004,650	310,000,000	310,000,000
Repurchase agreement dated 01/31/17 with Barclays Capital, Inc., 0.550% due 02/07/17, collateralized by $343,385,335 Federal Home Loan Mortgage Corp. obligations, 2.036% to 4.000% due 06/01/26 to 01/01/47 and $1,284,690,792 Federal National Mortgage Association obligations, 1.219% to 5.135% due 05/01/18 to 01/01/47; (value — $765,000,001); proceeds: $750,080,208	750,000,000	750,000,000
Repurchase agreement dated 01/31/17 with BNP Paribas Securities Corp., 0.540% due 02/01/17, collateralized by $1,238,700 US Treasury Bond, 5.375% due 02/15/31, $454,128,200 US Treasury Notes, 0.875% to 2.375% due 07/15/17 to 08/15/24 and $4,190,383 US Treasury Bond STRIP, zero coupon due 11/15/28; (value — $459,000,000); proceeds: $450,006,750	450,000,000	450,000,000

Government Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 01/31/17 with BNP Paribas Securities Corp., 0.550% due 02/01/17, collateralized by $1,100,000 Federal Home Loan Bank obligations, 5.365% due 09/09/24 and $96,881,700 US Treasury Notes, 1.625% to 3.125% due 09/30/20 to 02/15/26; (value — $102,000,002); proceeds: $100,001,528	100,000,000	100,000,000
Repurchase agreement dated 01/31/17 with Federal Reserve Bank of New York, 0.500% due 02/01/17, collateralized by $111,133,300 US Treasury Bond, 3.125% due 02/15/43 and $907,766,700 US Treasury Notes, 1.125% to 3.125% due 11/15/20 to 02/15/23; (value — $1,010,028,126); proceeds: $1,010,014,028	1,010,000,000	1,010,000,000
Repurchase agreement dated 01/31/17 with Goldman Sachs & Co., 0.540% due 02/01/17, collateralized by $182,580,000 Federal Home Loan Bank obligations, 0.875% to 5.000% due 06/09/17 to 08/23/41, $30,310,000 Federal Home Loan Mortgage Corp. obligations, 0.750% to 1.375% due 01/12/18 to 05/01/20 and $89,879,000 Federal National Mortgage Association obligations, 0.875% to 5.625% due 02/08/18 to 07/15/37; (value — $304,777,463); proceeds: $298,804,482	298,800,000	298,800,000
Repurchase agreement dated 01/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.540% due 02/01/17, collateralized by a $198,501,400 US Treasury Note, 1.250% due 12/31/18; (value — $198,900,079); proceeds: $195,002,925	195,000,000	195,000,000
Repurchase agreement dated 01/31/17 with Mitsubishi UFJ Securities USA, Inc., 0.530% due 02/01/17, collateralized by $52,308,700 US Treasury Bill, zero coupon due 05/18/17, $10,516,900 US Treasury Bonds, 2.875% to 4.750% due 02/15/37 to 11/15/45, $21,610,200 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/25 to 01/15/26, $58,301,500 US Treasury Inflation Index Notes, 0.125% to 1.375% due 07/15/18 to 01/15/26 and $360,859,600 US Treasury Notes, 0.750% to 2.250% due 11/30/17 to 11/15/26; (value — $510,000,064); proceeds: $500,007,361	500,000,000	500,000,000
Repurchase agreement dated 01/31/17 with Mitsubishi UFJ Securities USA, Inc., 0.540% due 02/01/17, collateralized by $1,528,499,961 Federal Home Loan Mortgage Corp. obligations, 0.882% to 6.000% due 07/01/21 to 01/01/47, $2,375,610,491 Federal National Mortgage Association obligations, 1.663% to 6.500% due 08/01/17 to 05/25/54 and $275,789,031 Government National Mortgage Association obligation, 2.500% to 4.000% due 04/20/38 to 09/20/46; (value — $1,581,000,292); proceeds: $1,550,023,250	1,550,000,000	1,550,000,000

Government Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/12/17 with Mitsubishi UFJ Securities USA, Inc., 0.600% due 02/13/17, collateralized by $355,327,510 Federal Home Loan Mortgage Corp. obligations, 0.882% to 5.750% due 07/01/25 to 01/01/47, $140,229,449 Federal National Mortgage Association obligations, 2.500% to 5.000% due 08/01/19 to 12/01/46 and $145,288,757 Government National Mortgage Association obligation, 3.000% to 5.000% due 05/16/39 to 06/15/57; (value — $255,000,001); proceeds: $250,133,333[3]	250,000,000	250,000,000
Repurchase agreement dated 01/25/17 with Toronto-Dominion Bank, 0.520% due 02/01/17, collateralized by $87,628,860 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 01/01/47 and $97,710,565 Federal National Mortgage Association obligations, 2.500% to 5.000% due 03/01/26 to 09/01/46; (value — $102,000,000); proceeds: $100,010,111	100,000,000	100,000,000
Repurchase agreement dated 01/31/17 with Toronto-Dominion Bank, 0.540% due 02/01/17, collateralized by $75,468,619 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 03/01/26 to 07/01/46 and $257,072,415 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/25 to 12/01/46; (value — $204,000,000); proceeds: $200,003,000	200,000,000	200,000,000
Repurchase agreement dated 01/31/17 with State Street Bank and Trust Co., 0.010% due 02/01/17, collateralized by a $23,989 US Treasury Bond, 8.000% due 11/15/21 and $16,887 US Treasury Note, 1.000%, 05/15/18; (value — $47,977); proceeds: $47,000	47,000	47,000

Total repurchase agreements (cost — $6,313,847,000)		6,313,847,000

Total investments (cost — $19,103,858,960 which approximates cost for federal income tax purposes) — 97.09%		19,103,858,960
Other assets in excess of liabilities — 2.91%		572,466,682

Net assets — 100.00%		$19,676,325,642

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Government Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	12,790,011,960	—	12,790,011,960
Repurchase agreements	—	6,313,847,000	—	6,313,847,000
Total	—	19,103,858,960	—	19,103,858,960

At January 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 51 days.

Portfolio footnotes

[1]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.

Treasury Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government obligations — 46.81%
US Treasury Bills
0.447%, due 02/23/17[1]	130,000,000	129,964,449
0.451%, due 02/16/17[1]	35,000,000	34,993,423
0.460%, due 02/09/17[1]	100,000,000	99,989,778
0.496%, due 04/13/17[1]	150,000,000	149,853,266
0.515%, due 05/11/17[1]	100,000,000	99,858,375
0.520%, due 03/16/17[1]	100,000,000	99,937,889
0.530%, due 05/11/17[1]	50,000,000	49,927,125
0.573%, due 03/30/17[1]	200,000,000	199,818,550
0.605%, due 07/20/17[1]	250,000,000	249,289,965
0.631%, due 05/18/17[1]	150,000,000	149,721,308
0.640%, due 06/15/17[1]	173,000,000	172,587,554
US Treasury Notes
0.500%, due 02/28/17	205,000,000	205,004,458
0.500%, due 04/30/17	150,000,000	150,005,316
0.625%, due 02/15/17	125,000,000	125,004,368
0.625%, due 05/31/17	250,000,000	250,033,016
0.625%, due 08/31/17	200,000,000	199,795,543
0.625%, due 11/30/17	200,000,000	199,719,514
0.646%, due 02/01/17[2]	200,000,000	199,978,895
0.674%, due 02/01/17[2]	353,000,000	352,992,899
0.676%, due 02/01/17[2]	411,000,000	410,998,322
0.680%, due 02/01/17[2]	419,200,000	419,213,813
0.696%, due 02/01/17[2]	547,000,000	547,036,849
0.750%, due 06/30/17	100,000,000	100,069,290
0.750%, due 10/31/17	315,000,000	314,805,564
0.750%, due 12/31/17	150,000,000	149,841,056
0.750%, due 01/31/18	278,000,000	277,656,917
0.778%, due 02/01/17[2]	316,750,000	316,970,964
0.875%, due 02/28/17	120,000,000	120,036,210
0.875%, due 05/15/17	250,000,000	250,250,222
0.875%, due 10/15/17	465,000,000	465,417,653
0.875%, due 11/30/17	365,000,000	365,057,511
0.875%, due 01/31/18	97,000,000	97,026,023
1.000%, due 03/31/17	329,000,000	329,252,387
1.875%, due 08/31/17	100,000,000	100,678,512
1.875%, due 09/30/17	197,000,000	198,367,760
1.875%, due 10/31/17	162,000,000	163,202,505
3.000%, due 02/28/17	135,000,000	135,261,035
3.125%, due 04/30/17	250,000,000	251,580,095

Treasury Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government obligations — (concluded)
3.250%, due 03/31/17	260,000,000	261,123,215

Total US government obligations (cost — $8,392,321,594)		8,392,321,594

Repurchase agreements — 52.19%
Repurchase agreement dated 01/25/17 with Barclays Capital, Inc., 0.520% due 02/01/17, collateralized by $81 US Treasury Inflation Index Bonds, zero coupon due 04/15/19 to 04/15/29, $198,407,800 US Treasury Notes, 0.750% to 1.625% due 03/31/18 to 07/31/20, $2,179,100 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/37 to 02/15/38 and $92,732,198 US Treasury Bonds STRIPs, zero coupon due 05/15/24 to 11/15/44; (value — $255,000,074); proceeds: $ 250,025,278	250,000,000	250,000,000
Repurchase agreement dated 01/26/17 with Barclays Capital, Inc., 0.530% due 02/02/17, collateralized by $354,339,100 US Treasury Notes, 1.125% to 2.500% due 05/31/18 to 05/15/24, $105,805 US Treasury Bond STRIP, zero coupon due 05/15/29 and $20,900 US Treasury Note Principal STRIP, zero coupon due 02/15/17; (value — $357,000,088); proceeds: $ 350,036,069	350,000,000	350,000,000
Repurchase agreement dated 01/31/17 with Barclays Capital, Inc., 0.540% due 02/01/17, collateralized by $158,878,000 US Treasury Bond, 2.750% due 11/15/42, $43,196,400 US Treasury Note, 1.000% due 03/15/19 and $266,589 US Treasury Bond STRIP, zero coupon due 11/15/44; (value — $193,800,067); proceeds: $ 190,002,850	190,000,000	190,000,000
Repurchase agreement dated 01/31/17 with Barclays Capital, Inc., 0.540% due 02/07/17, collateralized by $123,096,400 US Treasury Bonds, 6.000% to 6.250% due 08/15/23 to 02/15/26, $597,166,000 US Treasury Notes, 0.500% to 2.875% due 03/31/17 to 05/31/21, $2,657,600 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/18 to 08/15/43, $5,128,132 US Treasury Bonds STRIPs, zero coupon due 08/15/23 to 08/15/46 and $37,700 US Treasury Notes Principal STRIPs, zero coupon due 02/15/17 to 08/15/17; (value — $765,000,090); proceeds: $ 750,078,750	750,000,000	750,000,000
Repurchase agreement dated 01/31/17 with BNP Paribas Securities Corp., 0.540% due 02/01/17, collateralized by $300 US Treasury Bond, 3.000% due 11/15/44, $433,945,100 US Treasury Notes, 1.625% to 2.000% due 02/15/26 to 11/15/26, $100 US Treasury Bond Principal STRIP, zero coupon due 11/15/42 and $283 US Treasury Bonds STRIPs, zero coupon due 11/15/28 to 05/15/33; (value — $408,000,000); proceeds: $400,006,000	400,000,000	400,000,000
Repurchase agreement dated 01/31/17 with Federal Reserve Bank of New York, 0.500% due 02/01/17, collateralized by $5,283,194,200 US Treasury Notes, 0.875% to 3.625% due 07/31/19 to 02/15/22; (value — $5,435,075,527); proceeds: $5,435,075,486	5,435,000,000	5,435,000,000

Treasury Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 01/25/17 with Goldman Sachs & Co., 0.520% due 02/01/17, collateralized by $34,835,000 US Treasury Bill, zero coupon due 07/27/17 and $219,420,500 US Treasury Notes, 0.500% to 2.125% due 03/31/17 to 11/30/22; (value — $255,000,040); proceeds: $ 250,025,278	250,000,000	250,000,000
Repurchase agreement dated 01/31/17 with Goldman Sachs & Co., 0.520% due 02/07/17, collateralized by $39,806,900 US Treasury Bill, zero coupon due 06/22/17 and $214,260,100 US Treasury Notes, zero coupon to 2.375% due 07/31/17 to 11/30/21; (value — $255,000,057); proceeds: $ 250,025,278	250,000,000	250,000,000
Repurchase agreement dated 01/27/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.520% due 02/03/17, collateralized by $28,671,500 US Treasury Inflation Index Bond, 1.750% due 01/15/28 and $355,898,200 US Treasury Inflation Index Note, 1.625% due 01/15/18; (value — $459,000,093); proceeds: $ 450,045,500	450,000,000	450,000,000
Repurchase agreement dated 01/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.540% due 02/01/17, collateralized by $1,612,000 US Treasury Bond, 2.750% due 08/15/42, $64,487,500 US Treasury Inflation Index Note, 0.125% due 07/15/26, $213,597,800 US Treasury Notes, 0.625% to 2.875% due 11/30/17 to 03/31/18 and $1,074,750 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 11/15/45; (value — $285,600,004); proceeds: $280,004,200	280,000,000	280,000,000
Repurchase agreement dated 01/18/17 with Mitsubishi UFJ Securities USA, Inc.0.580% due 03/06/17, collateralized by $36,730,400 US Treasury Bills, zero coupon due 07/20/17 to 11/09/17, $34,231,600 US Treasury Bonds, 2.500% to 5.250% due 11/15/28 to 11/15/46, $57,015,800 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/24 and $117,336,500 US Treasury Notes, 0.875% to 2.750% due 01/31/18 to 02/15/26; (value — $255,000,002); proceeds: $250,189,306[3]	250,000,000	250,000,000

Repurchase agreement dated 01/31/17 with Mitsubishi UFJ Securities USA, Inc.0.530% due 02/01/17, collateralized by $541,500 US Treasury Bill, zero coupon due 06/08/17, $115,866,900 US Treasury Bonds, 2.875% to 8.500% due 02/15/20 to 05/15/44, $100,400 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/25 to 01/15/26, $12,965,400 US Treasury Inflation Index Notes, 0.125% to 0.375% due 01/15/23 to 07/15/26, $102,291,100 US Treasury Notes, 0.625% to 3.500% due 02/15/17 to 12/31/23 and $100 US Treasury Bond Principal STRIP, zero coupon due 08/15/41; (value — $255,000,037); proceeds: $250,003,681

	250,000,000	250,000,000

Treasury Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/17 with State Street Bank and Trust Co., 0.010% due 02/01/17, collateralized by $285,000 US Treasury Note, 2.250% due 07/31/21; (value — $289,475); proceeds: $282,000	282,000	282,000
Repurchase agreement dated 01/25/17 with Toronto-Dominion Bank, 0.520% due 02/01/17, collateralized by $36,456,800 US Treasury Bills, zero coupon due 02/09/17 to 01/04/18, $27,228,000 US Treasury Bonds, 3.000% to 8.875% due 08/15/17 to 05/15/45 and $184,772,900 US Treasury Notes, 0.500% to 4.500% due 02/28/17 to 02/15/26; (value — $255,000,033); proceeds: $250,025,278	250,000,000	250,000,000

Total repurchase agreements (cost — $9,355,282,000)		9,355,282,000

Total investments (cost — $17,747,603,594 which approximates cost for federal income tax purposes) — 99.00%		17,747,603,594
Other assets in excess of liabilities — 1.00%		178,524,353

Net assets — 100.00%		$17,926,127,947

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	8,392,321,594	—	8,392,321,594
Repurchase agreements	—	9,355,282,000	—	9,355,282,000
Total	—	17,747,603,594	—	17,747,603,594

At January 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 58 days.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Illiquid investment at the period end.

Prime CNAV Master Fund

Schedule of investments –– January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 5.95%
Federal Home Loan Bank
0.866%, due 02/22/17[1]	5,000,000	5,000,000
US Treasury Bill
0.502%, due 04/27/17[2]	50,000,000	49,940,736
US Treasury Notes
0.625%, due 05/31/17	10,000,000	9,997,948
0.680%, due 02/01/17[1]	4,600,000	4,599,723
0.778%, due 02/01/17[1]	250,000	250,093

Total US government and agency obligations (cost — $69,788,500)		69,788,500

Time deposits — 10.75%
Banking-non-US — 10.75%
Credit Agricole Corporate & Investment Bank
0.560%, due 02/01/17	44,000,000	44,000,000
Natixis
0.560%, due 02/01/17	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB
0.560%, due 02/01/17	20,000,000	20,000,000
Svenska Handelsbanken
0.550%, due 02/01/17	12,000,000	12,000,000

Total time deposits (cost — $126,000,000)		126,000,000

Certificates of deposit — 24.28%
Banking-non-US — 20.57%
Bank of Montreal
1.217%, due 02/13/17[1]	5,000,000	5,000,000
1.235%, due 02/13/17[1]	10,000,000	10,000,000
1.365%, due 02/13/17[1]	9,000,000	9,000,000
Bank of Nova Scotia
1.200%, due 02/23/17[1]	7,000,000	7,000,160
1.211%, due 02/16/17[1]	8,000,000	8,000,000
Canadian Imperial Bank
1.223%, due 02/09/17[1]	11,000,000	11,000,000
1.255%, due 02/13/17[1]	4,000,000	4,000,000
1.316%, due 02/06/17[1]	3,000,000	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.171%, due 02/21/17[1]	10,000,000	10,000,000
1.343%, due 02/10/17[1]	8,000,000	8,000,000
DnB NOR Bank ASA
1.021%, due 02/16/17[1]	9,000,000	9,000,000
1.113%, due 02/13/17[1]	10,000,000	10,000,000
1.182%, due 04/26/17[1]	9,000,000	9,000,000
1.237%, due 03/13/17[1]	9,000,000	9,000,000
KBC Bank N.V.
0.690%, due 02/01/17	17,000,000	17,000,000
Royal Bank of Canada
1.338%, due 04/12/17[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
1.193%, due 02/06/17[1]	10,000,000	10,000,000
1.247%, due 03/27/17[1]	5,000,000	5,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Societe Generale
0.680%, due 02/01/17	15,000,000	15,000,000
Svenska Handelsbanken
1.146%, due 02/07/17[1]	11,000,000	11,000,000
1.146%, due 02/15/17[1]	8,000,000	8,000,000
1.308%, due 02/15/17[1]	8,000,000	8,000,000
Swedbank AB
0.650%, due 02/07/17	20,000,000	20,000,000
Toronto Dominion Bank Ltd.
1.000%, due 03/21/17	10,000,000	10,000,000
1.080%, due 03/21/17	5,000,000	5,000,000
1.342%, due 04/13/17[1]	10,000,000	10,000,000

		241,000,160

Banking-US — 3.71%
Citibank New York N.A.
0.870%, due 02/14/17	10,000,000	10,000,000
1.000%, due 03/28/17	10,000,000	10,000,000
State Street Bank & Trust Co.
1.213%, due 02/10/17[1]	3,000,000	3,000,000
1.310%, due 04/10/17[1]	5,000,000	5,000,000
Wells Fargo Bank N.A.
1.020%, due 02/21/17	6,500,000	6,500,000
1.507%, due 04/27/17	9,000,000	9,010,185

		43,510,185

Total certificates of deposit (cost — $284,510,345)		284,510,345

Commercial paper[2] — 34.17%
Asset backed-miscellaneous — 15.72%
Atlantic Asset Securitization LLC
0.550%, due 02/01/17	15,000,000	15,000,000
Barton Capital LLC
0.680%, due 02/01/17	10,000,000	10,000,000
Fairway Finance Corp.
0.950%, due 03/16/17	15,000,000	14,982,979

Prime CNAV Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Gotham Funding Corp.
0.830%, due 02/06/17	15,000,000	14,998,271
Liberty Funding LLC
1.150%, due 05/17/17	10,000,000	9,966,458
Manhattan Asset Funding Co. LLC
1.021%, due 02/27/17[1]	10,000,000	10,000,000
1.030%, due 04/12/17	9,400,000	9,381,174
Old Line Funding LLC
1.056%, due 02/27/17[1]	10,000,000	10,000,000
1.150%, due 06/09/17	10,000,000	9,959,111
1.221%, due 02/03/17[1]	5,000,000	5,000,000
Starbird Funding Corp.
0.950%, due 02/21/17	10,000,000	9,994,722
0.950%, due 03/01/17	15,000,000	14,988,917
1.020%, due 03/07/17	10,000,000	9,990,367
Thunder Bay Funding LLC
1.083%, due 02/10/17[1]	10,000,000	10,000,000
1.093%, due 02/08/17[1]	10,000,000	10,000,000
Versailles Commercial Paper LLC
1.021%, due 02/01/17[1]	15,000,000	15,000,000
Victory Receivables Corp.
0.900%, due 02/13/17	5,000,000	4,998,500

		184,260,499

Banking-non-US — 16.74%
ANZ National International Ltd.
1.150%, due 03/28/17	10,000,000	9,982,431
Australia & New Zealand Banking Group Ltd.
1.112%, due 02/03/17[1]	10,400,000	10,400,080
Bank of Nova Scotia
1.322%, due 02/13/17[1]	10,000,000	10,010,076
Barclays Bank PLC
1.050%, due 02/21/17[3]	9,000,000	9,000,000
Commonwealth Bank of Australia
1.016%, due 03/16/17	15,000,000	14,982,083
1.423%, due 04/18/17[1]	8,000,000	8,000,000
DBS Bank Ltd.
1.040%, due 04/10/17	20,000,000	19,960,711
Erste Abwicklungsanstalt
1.117%, due 02/16/17[1]	10,000,000	10,000,000
Mizuho Bank Ltd.
0.885%, due 02/14/17	5,000,000	4,998,402
National Australia Bank Ltd.
1.040%, due 05/01/17	9,000,000	8,976,860
1.191%, due 02/16/17[1]	8,000,000	8,000,000
NRW Bank
0.985%, due 04/28/17	10,000,000	9,976,469

Prime CNAV Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (concluded)
Banking-non-US — (concluded)
1.040%, due 04/13/17	10,000,000	9,979,489
1.055%, due 04/18/17	10,000,000	9,977,728
Oversea-Chinese Banking Corp. Ltd.
1.102%, due 03/06/17[1]	10,000,000	10,000,000
Societe Generale
0.660%, due 02/07/17	15,000,000	14,998,350
United Overseas Bank Ltd.
1.017%, due 03/20/17	10,000,000	9,986,945
1.230%, due 07/17/17	7,000,000	6,960,298
Westpac Banking Corp.
1.273%, due 02/06/17[1]	10,000,000	10,000,000

		196,189,922

Banking-US — 1.71%
Bedford Row Funding Corp.
1.100%, due 05/04/17	7,000,000	6,980,322
1.230%, due 03/13/17	10,000,000	9,986,333
1.379%, due 04/05/17[1]	3,000,000	3,000,000

		19,966,655

Total commercial paper (cost — $400,417,076)		400,417,076

Repurchase agreements —24.81%
Repurchase agreement dated 01/31/17 with BNP Paribas Securities Corp., 0.930% due 02/01/17, collateralized by $15,606,170 various asset-backed convertible bonds, 1.061% to 10.000% due 04/01/19 to 01/01/49; (value — $16,031,514); proceeds: $15,000,388	15,000,000	15,000,000
Repurchase agreement dated 12/21/16 with BNP Paribas Securities Corp., 1.150% due 02/21/17, collateralized by $25,928,580 various asset-backed convertible bonds, 4.250% to 9.750% due 04/30/20 to 10/19/75; (value — $26,839,198); proceeds: $25,049,514[3]	25,000,000	25,000,000
Repurchase agreement dated 01/31/17 with Goldman Sachs & Co., 0.540% due 02/01/17, collateralized by $152,468,000 Federal Home Loan Mortgage Corp. obligations, 1.250% to 1.550% due 01/25/19 to 10/02/19, and $102,845,000 Federal National Mortgage Association obligation, 1.650% due 01/27/20; (value — 255,000,622); proceeds: 250,003,750	250,000,000	250,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/17 with State Street Bank and Trust Co., 0.010% due 02/01/17, collateralized by $362,901 US Treasury Bond, 8.000% due 11/15/21, and $255,463 US Treasury Note, 1.000% due 05/15/18; (value — $725,785); proceeds: $711,000	711,000	711,000

Total repurchase agreements (cost — $290,711,000)		290,711,000

Total investments (cost — $1,171,426,921 which approximates cost for federal income tax purposes) — 99.96%		1,171,426,921
Other assets in excess of liabilities — 0.04%		417,201

Net assets — 100.00%		$1,171,844,122

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	69,788,500	—	69,788,500
Time deposits	—	126,000,000	—	126,000,000
Certificates of deposit	—	284,510,345	—	284,510,345
Commercial paper	—	400,417,076	—	400,417,076
Repurchase agreements	—	290,711,000	—	290,711,000
Total	—	1,171,426,921	—	1,171,426,921

At January 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 26 days.

Portfolio footnotes

[1]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — 97.92%
Alabama — 1.04%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A,
0.660%, VRD	5,000,000	5,000,000
University of Alabama Revenue (University Hospital), Series B,
0.710%, VRD	16,000,000	16,000,000

		21,000,000

Alaska — 0.97%
Alaska International Airports Revenue Refunding (System), Series A,
0.700%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.570%, VRD	2,000,000	2,000,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A,
0.580%, VRD	4,205,000	4,205,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project),
0.570%, VRD	6,300,000	6,300,000

		19,505,000

Arizona — 0.07%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A,
0.670%, VRD	1,500,000	1,500,000

California — 6.91%
Antelope Valley-East Kern Water Agency, Series A-2,
0.610%, VRD	18,700,000	18,700,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A, 0.620%, VRD	2,300,000	2,300,000
Series B, 0.620%, VRD	4,400,000	4,400,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B,
0.620%, VRD	1,650,000	1,650,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.650%, VRD	1,020,000	1,020,000
California State, Series A, Subseries A1-2,
0.620%, VRD	2,225,000	2,225,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (continued)
California Statewide Communities Development Authority Revenue (Painte Turtle),
0.610%, VRD	6,900,000	6,900,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A,
0.640%, VRD	3,625,000	3,625,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B,
0.640%, VRD	4,885,000	4,885,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8),
0.580%, VRD	5,600,000	5,600,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.580%, VRD	1,800,000	1,800,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19), Series B,
0.580%, VRD	10,700,000	10,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.660%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B,
0.640%, VRD	14,325,000	14,325,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.650%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A,
0.620%, VRD	15,000,000	15,000,000
Orange County Water District Certificates of Participation, Series A,
0.630%, VRD	6,935,000	6,935,000
Santa Clara Electric Revenue, Subseries B,
0.650%, VRD	14,045,000	14,045,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C,
0.640%, VRD	7,190,000	7,190,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
0.650%, VRD	1,330,000	1,330,000

		139,345,000

Colorado — 2.72%
Colorado State Education Loan Program Tax and Revenue Anticipation Notes, Series B,
4.000%, due 06/29/17	10,000,000	10,127,738
Denver City & County Certificates of Participation Refunding,
Series A1, 0.610%, VRD	11,010,000	11,010,000
Series A2, 0.610%, VRD	6,290,000	6,290,000
Series A3, 0.610%, VRD	27,285,000	27,285,000

		54,712,738

District of Columbia — 2.11%
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.640%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2,
0.650%, VRD	10,000,000	10,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
0.580%, VRD	17,370,000	17,370,000

		42,420,000

Florida — 6.80%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C,
0.640%, VRD	51,355,000	51,355,000
Gainesville Utilities System Revenue, Series A,
0.680%, VRD	3,550,000	3,550,000
JEA Water & Sewer System Revenue, Subseries A-1,
0.620%, VRD	23,770,000	23,770,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), Series A1,
0.640%, VRD	48,350,000	48,350,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — (concluded)
Pinellas County School Board Florida Tax and Revenue Anticipation Notes,
2.000%, due 06/30/17	10,000,000	10,046,422

		137,071,422

Georgia — 1.05%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C,
0.630%, VRD	15,200,000	15,200,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1,
0.630%, VRD	5,875,000	5,875,000

		21,075,000

Illinois — 7.92%
Chicago O’Hare International Revenue (Third Lien), Series C,
0.670%, VRD	37,400,000	37,400,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.700%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project),
0.660%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.730%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.690%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A,
0.630%, VRD	11,000,000	11,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B,
0.670%, VRD	21,800,000	21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B,
0.650%, VRD	16,025,000	16,025,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.700%, VRD	1,700,000	1,700,000
Series A-2D, 0.700%, VRD	3,300,000	3,300,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Village of Channahon Revenue (Morris Hospital),
0.670%, VRD	6,650,000	6,650,000

		159,675,000

Indiana — 5.19%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4,
0.600%, VRD	21,800,000	21,800,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis), Series J,
0.640%, VRD	16,000,000	16,000,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.640%, VRD	5,000,000	5,000,000
Series C, 0.630%, VRD	11,700,000	11,700,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B,
0.630%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.670%, VRD	6,860,000	6,860,000
Series B, 0.620%, VRD	12,785,000	12,785,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.650%, VRD	12,330,000	12,330,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H,
0.670%, VRD	13,500,000	13,500,000

		104,500,000

Louisiana — 3.56%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.570%, VRD	48,750,000	48,750,000
Series B, 0.570%, VRD	2,215,000	2,215,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project),
0.570%, VRD	1,900,000	1,900,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project),
0.570%, VRD	12,000,000	12,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Louisiana — (concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.650%, VRD	6,945,000	6,945,000

		71,810,000

Maryland — 1.28%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.650%, VRD	8,100,000	8,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A,
0.640%, VRD	17,700,000	17,700,000

		25,800,000

Massachusetts — 3.93%
Commonwealth of Massachusetts,
Series A, 2.000%, due 04/24/17	6,900,000	6,919,496
Series B, 2.000%, due 05/22/17	10,000,000	10,034,020
Series C, 2.000%, due 06/26/17	10,000,000	10,048,425
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4,
0.620%, VRD	4,100,000	4,100,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3,
0.630%, VRD	48,000,000	48,000,000

		79,101,941

Michigan — 0.19%
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.650%, VRD	3,890,000	3,890,000

Minnesota — 3.12%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.620%, VRD	46,575,000	46,575,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Minnesota — (concluded)
Series B, 0.620%, VRD	16,300,000	16,300,000

		62,875,000

Mississippi — 4.31%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.600%, VRD	3,250,000	3,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B, 0.600%, VRD	10,900,000	10,900,000
Series E, 0.600%, VRD	13,000,000	13,000,000
Series I, 0.590%, VRD	18,180,000	18,180,000
Series K, 0.600%, VRD	7,500,000	7,500,000
Series L, 0.600%, VRD	1,300,000	1,300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.690%, VRD	3,380,000	3,380,000
Series B, 0.600%, VRD	200,000	200,000
Series B, 0.690%, VRD	1,800,000	1,800,000
Series E, 0.600%, VRD	13,350,000	13,350,000
Series F, 0.650%, VRD	1,500,000	1,500,000
Series G, 0.590%, VRD	2,405,000	2,405,000
Series H, 0.600%, VRD	9,000,000	9,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 0.590%, VRD	1,100,000	1,100,000

		86,865,000

Missouri — 1.23%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.630%, VRD	9,440,000	9,440,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A, 0.620%, VRD	2,100,000	2,100,000
Series B, 0.620%, VRD	1,500,000	1,500,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.650%, VRD	11,725,000	11,725,000

		24,765,000

Nebraska — 0.81%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.630%, VRD	5,000,000	5,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Nebraska — (concluded)
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.630%, VRD	11,400,000	11,400,000

		16,400,000

New Jersey — 0.12%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D,
0.640%, VRD	2,500,000	2,500,000

New Mexico — 0.72%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.650%, VRD	14,475,000	14,475,000

New York — 27.90%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.640%, VRD	3,340,000	3,340,000
East Hampton Union Free School District New York Tax Anticipation Notes (State Aid Withholding Insured),
2.000%, due 06/27/17	11,000,000	11,054,991
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries A-1, 0.620%, VRD	36,385,000	36,385,000
Subseries E-1, 0.620%, VRD	53,190,000	53,190,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1,
0.630%, VRD	14,315,000	14,315,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.620%, VRD	33,300,000	33,300,000
Series BB-2, 0.630%, VRD	20,770,000	20,770,000
Series BB-5, 0.600%, VRD	2,345,000	2,345,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A,
0.620%, VRD	33,395,000	33,395,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A,
0.620%, VRD	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.620%, VRD	20,490,000	20,490,000
Subseries A-4, 0.570%, VRD	19,255,000	19,255,000
Subseries A-4, 0.620%, VRD	7,900,000	7,900,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
Subseries D-4, 0.620%, VRD	33,345,000	33,345,000
Subseries E-4, 0.630%, VRD	10,100,000	10,100,000
New York City,
Series F, Subseries F-3, 0.630%, VRD	21,000,000	21,000,000
Subseries L-3, 0.630%, VRD	23,600,000	23,600,000
Subseries L-4, 0.620%, VRD	46,165,000	46,165,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A,
0.630%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A, 0.620%, VRD	3,800,000	3,800,000
Series B, 0.620%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.630%, VRD	9,520,000	9,520,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.650%, VRD	31,705,000	31,705,000
Series A-2, 0.640%, VRD	13,900,000	13,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
0.670%, VRD	3,670,000	3,670,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1,
0.680%, VRD	8,285,000	8,285,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.630%, VRD	20,250,000	20,250,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.630%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3,
0.660%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Revenue (Dock Street), Series A,
0.670%, VRD	7,830,000	7,830,000
New York State Urban Development Corp.
5.000%, due 03/15/17	9,000,000	9,044,661
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.660%, VRD	4,000,000	4,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2,
0.590%, VRD	3,125,000	3,125,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2,
0.600%, VRD	27,700,000	27,700,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3,
0.600%, VRD	10,890,000	10,890,000

		562,219,652

North Carolina — 1.38%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E,
0.630%, VRD	27,900,000	27,900,000

Ohio — 3.09%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.650%, VRD	3,795,000	3,795,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B,
0.660%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.630%, VRD	7,795,000	7,795,000
Columbus Sewer Revenue, Series B,
0.620%, VRD	9,100,000	9,100,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.670%, VRD	20,225,000	20,225,000
Ohio (Common Schools),
Series A, 0.620%, VRD	1,375,000	1,375,000
Series B, 0.620%, VRD	13,610,000	13,610,000

		62,300,000

Oregon — 0.17%
Oregon Health & Science University Revenue, Series C,
0.620%, VRD	3,450,000	3,450,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — 2.56%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.600%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson),
0.660%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.630%, VRD	10,520,000	10,520,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series,
0.640%, VRD	8,365,000	8,365,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.650%, VRD	5,400,000	5,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.660%, VRD	5,235,000	5,235,000

		51,620,000

Tennessee — 0.74%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
0.690%, VRD	15,000,000	15,000,000

Texas — 6.95%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.620%, VRD	24,615,000	24,615,000
Subseries C-2, 0.620%, VRD	20,675,000	20,675,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.620%, VRD	21,660,000	21,660,000
Series A-2, 0.620%, VRD	15,540,000	15,540,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.730%, VRD	6,450,000	6,450,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.550%, VRD	9,000,000	9,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.660%, VRD	9,500,000	9,500,000
Texas State, Veteran Bonds,
0.670%, VRD	8,000,000	8,000,000
University of Texas Permanent University (Funding System), Series A,
0.610%, VRD	1,400,000	1,400,000
University of Texas Revenues (Financing Systems), Series B,
0.610%, VRD	23,165,000	23,165,000

		140,005,000

Utah — 0.06%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.610%, VRD	1,200,000	1,200,000

Virginia — 0.32%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A,
0.640%, VRD	6,370,000	6,370,000

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Wisconsin — 0.70%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D,
0.650%, VRD	14,150,000	14,150,000

Total municipal bonds and notes (cost — $1,973,500,753)		1,973,500,753

Tax-exempt commercial paper — 2.01%
Connecticut — 0.25%
Yale University,
0.700%, due 02/07/17	5,000,000	5,000,000

District of Columbia — 0.35%
Washington D.C. Metropolitan Airport Authority,
0.640%, due 02/03/17	7,000,000	7,000,000

Illinois — 0.79%
Illinois Educational Facilities Authority Revenue,
0.640%, due 02/03/17	8,000,000	8,000,000
0.780%, due 03/03/17	8,000,000	8,000,000

		16,000,000

Texas — 0.50%
Methodist Hospital,
0.800%, due 02/03/17	10,000,000	10,000,000

Virginia — 0.12%
University of Virginia,
0.680%, due 02/02/17	2,500,000	2,500,000

Total tax-exempt commercial paper (cost — $40,500,000)		40,500,000

Total investments (cost — $2,014,000,753 which approximates cost for federal income tax purposes) — 99.93%		2,014,000,753
Other assets in excess of liabilities — 0.07%		1,449,566

Net assets — 100.00%		$2,015,450,319

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,973,500,753	—	1,973,500,753
Tax-exempt commercial paper	—	40,500,000	—	40,500,000
Total	—	2,014,000,753	—	2,014,000,753

At January 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 5 days.

Tax-Free Master Fund

Schedule of investments — January 31, 2017 (unaudited)

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2017 and reset periodically.

Master Trust

Valuation of investments: The price of beneficial interests in the Master Trust is based on net asset value.

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using marked-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e.,collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated October 31, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 3, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: April 3, 2017